Significant Contingencies and Unrecognized Contract Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Future Minimum Lease Payments under Renewable Operating Leases
(5)

The Company entered into several operating lease contracts for land and office. These renewable operating leases will expire in various years through 2038. Future minimum lease payments under those leases are as follows:

Year	As of December 31, 2018
NT$
(In Thousands)
2019	$600,876
2020	618,194
2021	608,434
2022	609,325
2023	578,203
2024 and thereafter	4,393,337

Total	$7,408,369